Document And Entity Information	Nov. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Great Elm Capital Corp.
Entity Central Index Key	0001675033
Entity Emerging Growth Company	false
Entity File Number	814-01211
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-2621577
Entity Address, Address Line One	3801 PGA Boulevard, Suite 603
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
8.125 Note Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.125% Notes due 2029
Trading Symbol	GECCH
Security Exchange Name	NASDAQ
Common Stock Par Value 0.01 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GECC
Security Exchange Name	NASDAQ
7.75 Notes Due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.75% Notes due 2030
Trading Symbol	GECCG
Security Exchange Name	NASDAQ
8.50 Notes Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.50% Notes due 2029
Trading Symbol	GECCI
Security Exchange Name	NASDAQ